Other Matters - Termination of a Storage Sublease Agreement (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Other Matters [Abstract]
Storage sublease agreement term		5 years
Storage sublease agreement number of payments		5
Storage sublease agreement period of benefit		4 years
Gain on termination of contract	$ 0	$ 16,205	$ 0